Related party transactions - Financing (Details) - EUR (€) € in Thousands	Nov. 28, 2013	Aug. 19, 2009	Dec. 31, 2020	Dec. 31, 2019
Transactions
Outstanding borrowings			€ 12,380,017	€ 13,782,448
Fresenius SE | Short-term financing
Balances
Accounts receivable			1,037	71,078
Accounts payable			0	38,050
Fresenius SE | Loans
Transactions
Outstanding borrowings			€ 13,320	€ 18,865
Interest rate (as a percent)			0.825%	0.93%
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties		€ 1,500
Interest rate (as a percent)		1.335%	0.825%
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500
Interest rate (as a percent)	1.875%		1.025%
Subsidiary of Fresenius SE | Bonds
Transactions
Outstanding borrowings			€ 1,000	€ 1,000
Interest rate (as a percent)			5.25%